Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The below table summarizes transactions incurred in 2023, 2022 and 2021 with companies for which certain members of the Company’s management perform similar policymaking functions. These include, but are not limited to: Orange, Idemia France and Politecnico di Milano. The amounts reported on the below table correspond to transactions up to the date members of the Company's management hold these similar functions.

	December 31,	December 31,	December 31,
	2023	2022	2021
Sales and services	5	13	8
Purchases and other contributions	27	25	19
Accounts receivable	—	5	2
Accounts payable	6	2	—

The Company did not hold any significant equity-method investments as of December 31, 2023, 2022 and 2021. Consequently, the Company did not report any material transaction with this type of investees in the corresponding years.
The Company made a cash contribution of $1 million for the year ended December 31, 2023 to the ST Foundation, a non-profit organization established to deliver and co-ordinate independent programs in line with its mission. A cash contribution of $1.0 million and $0.5 million was made for each of the years ended December 31, 2022 and 2021, respectively. Certain members of the Foundation’s Board are senior members of the Company’s management.